Credit card receivables (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Credit Loss Allowance	$ 145,341	$ 76,454
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Credit Loss Allowance	223,982	148,233
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Credit Loss Allowance	142,811	75,536
Strong Credit One [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 7,103,018	$ 6,097,909
Gross exposures (percent)	49.00%	65.80%
Credit Loss Allowance	$ 142,047	$ 113,780
Credit Loss Allowance, Percentage	6.80%	10.80%
Coverage Ratio (%)	2.00%	1.90%
Strong Credit [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 7,081,674	$ 6,081,551
Gross exposures (percent)	99.70%	99.70%
Credit Loss Allowance	$ 141,720	$ 113,525
Credit Loss Allowance, Percentage	99.80%	99.80%
Coverage Ratio (%)	2.00%	1.90%
Strong Credit [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 21,344	$ 16,358
Gross exposures (percent)	0.30%	0.30%
Credit Loss Allowance	$ 327	$ 255
Credit Loss Allowance, Percentage	0.20%	0.20%
Coverage Ratio (%)	1.50%	1.60%
Satisfactory Credit One [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 3,860,845	$ 1,477,414
Gross exposures (percent)	26.70%	15.90%
Credit Loss Allowance	$ 294,591	$ 118,825
Credit Loss Allowance, Percentage	14.00%	11.20%
Coverage Ratio (%)	7.60%	8.00%
Satisfactory Credit One [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 3,699,167	$ 1,227,610
Gross exposures (percent)	95.80%	83.10%
Credit Loss Allowance	$ 282,976	$ 100,190
Credit Loss Allowance, Percentage	96.10%	84.30%
Coverage Ratio (%)	7.60%	8.20%
Satisfactory Credit One [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 161,678	$ 249,804
Gross exposures (percent)	4.20%	16.90%
Credit Loss Allowance	$ 11,615	$ 18,635
Credit Loss Allowance, Percentage	3.90%	15.70%
Coverage Ratio (%)	7.20%	7.50%
Higher Risk Credit One [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 3,524,441	$ 1,690,902
Gross exposures (percent)	24.30%	18.30%
Credit Loss Allowance	$ 1,659,631	$ 818,063
Credit Loss Allowance, Percentage	79.20%	78.00%
Coverage Ratio (%)	47.10%	48.40%
Higher Risk Credit One [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,110,982	$ 441,109
Gross exposures (percent)	31.50%	26.10%
Credit Loss Allowance	$ 268,455	$ 109,255
Credit Loss Allowance, Percentage	16.20%	13.40%
Coverage Ratio (%)	24.20%	24.80%
Higher Risk Credit One [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,307,045	$ 651,016
Gross exposures (percent)	37.10%	38.50%
Credit Loss Allowance	$ 465,772	$ 235,291
Credit Loss Allowance, Percentage	28.00%	28.70%
Coverage Ratio (%)	35.60%	36.10%
Higher Risk Credit One [Member] | Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,106,414	$ 598,777
Gross exposures (percent)	31.40%	35.40%
Credit Loss Allowance	$ 925,404	$ 473,517
Credit Loss Allowance, Percentage	55.80%	57.90%
Coverage Ratio (%)	83.60%	79.10%
Total [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 14,488,304	$ 9,266,225
Gross exposures (percent)	100.00%	100.00%
Credit Loss Allowance	$ 2,096,269	$ 1,050,668
Credit Loss Allowance, Percentage	100.00%	100.00%
Coverage Ratio (%)	14.50%	11.30%